Segment information	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Segment information

5. Segment information

Description of segment and principal activities

The Group is a diversified natural resource group engaged in exploring, extracting and processing minerals and oil and gas. The Group produces zinc, lead, silver, copper, aluminium, iron ore, oil and gas and commercial power and has a presence across India, South Africa, Namibia, U.A.E, Ireland, Australia, Japan, South Korea, Taiwan and Liberia. The Group is also in the business of port operations and manufacturing of glass substrate and steel. The Group has seven reportable segments: copper, aluminium, iron ore, power, Zinc India (comprises of zinc and lead India), Zinc international, oil and gas and others. The management of the Group is organized by its main products: copper, Zinc (comprises of zinc and lead India, silver India and zinc international), aluminium, iron ore, oil and gas, power and others. Each of the reportable segments derives its revenues from these main products and hence these have been identified as reportable segments by the Group’s chief operating decision maker (“CODM”).

Segment Revenue, Profit, Assets and Liabilities include the respective amounts identifiable to each of the segments and amount allocated on a reasonable basis. Unallocated expenditure consist of common expenditure incurred for all the segments and expenses incurred at corporate level. The assets and liabilities that cannot be allocated between the segments are shown as unallocated assets and unallocated liabilities respectively.

The accounting policies of the reportable segments are the same as the Group’s accounting policies described in Note 3. The operating segments reported are the segments of the Group for which separate financial information is available. Earnings before interest, depreciation and amortisation and tax (Segment profit) are evaluated regularly by the CODM in deciding how to allocate resources and in assessing performance and is a non-IFRS measure. The Group’s financing (including finance and other costs and investment and other income) and income taxes are reviewed on an overall basis and are not allocated to operating segments.

Transfer prices between operating segments are on an arm’s length basis in a manner similar to transactions with third parties except from power segment sales amounting to ₹ 413 million, ₹ 1,328 million and ₹ 670 million ($ 10 million) which is at cost for the year ended March 31, 2017, March 31, 2018 and March 31, 2019 respectively.

The following table presents revenue and profit information and certain assets and liability information regarding the Group’s reportable segments as at March 31, 2018 and March 31, 2019 and for the years ended March 31, 2017 , March 31, 2018 and March 31, 2019.

a. Year ended March 31, 2017

	Copper	Zinc India	Zinc International	Aluminium	Power	Iron Ore	Oil and Gas	Others	Elimination	Total
	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)
Revenue
Sales	210,020	168,488	22,302	134,888	55,189	40,803	82,041	913	—	714,644
Inter-segment sales	155	206	—	195	890	410	—	70	(1,926)	—
Segment revenue	210,175	168,694	22,302	135,083	56,079	41,213	82,041	983	(1,926)	714,644
Cost of Sales and expenses	(197,508)	(72,983)	(13,121)	(114,059)	(39,641)	(28,530)	(41,885)	(869)	1,926	(506,670)
Segment profit	12,667	95,711	9,181	21,024	16,438	12,683	40,156	114	—	207,974
Depreciation and amortisation	(1,938)	(10,008)	(1,845)	(9,468)	(5,685)	(4,688)	(27,532)	(313)	—	(61,477)
Other items*	—	—	—	—	—	—	—	—	—	736
Impairment (Refer Note 14)	—	—	—	(2,007)	—	—	845	—	—	(1,162)

Operating profit / (loss)	10,729	85,703	7,336	9,549	10,753	7,995	13,469	(199)	—	146,071
Investment and other income										45,428
Finance and other costs										(54,927)

Profit before tax										136,572

Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	1,680	21,966	4,850	19,450	5,255	706	10,149	30	—	64,086

*	Other items represent forex on MAT credit entitlements which have not been allocated to any segment.

b. Year ended March 31, 2018

	Copper	Zinc India	Zinc International	Aluminium	Power	Iron Ore	Oil and Gas	Others	Elimination	Total
	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)
Revenue
Sales	246,766	216,136	34,458	228,182	55,012	31,035	95,359	2,601	—	909,549
Inter-segment sales	—	—	—	253	1,506	263	—	124	(2,146)	—
Segment revenue	246,766	216,136	34,458	228,435	56,518	31,298	95,359	2,725	(2,146)	909,549
Cost of Sales and expenses	(236,388)	(93,540)	(20,313)	(201,774)	(39,868)	(28,198)	(40,859)	(2,172)	2,146	(660,966)
Segment profit	10,378	122,596	14,145	26,661	16,650	3,100	54,500	553	—	248,583
Depreciation and amortisation	(1,607)	(15,011)	(1,824)	(16,818)	(4,773)	(4,423)	(29,731)	(692)	—	(74,879)
Other items*	—	2,395	—	(2,774)	—	—	—	—	—	(561)
Impairment (Refer Note 14)	—	—	—	—	—	(48,599)	93,278	—	—	44,679

Operating profit / (loss)	8,771	109,980	12,321	7,069	11,877	(49,922)	118,047	(139)	—	217,822
Investment and other income										31,361
Finance and other costs										(135,473)

Profit before tax										113,710

Assets and liabilities
Assets
Segment assets	96,422	167,509	56,074	480,224	191,402	40,201	241,045	27,548	—	1,300,425
Financial assets investments										1,595
Deferred tax asset										58,635
Short-term investments										315,996
Cash and cash equivalents (including restricted cash and cash equivalents)										44,675
Current tax asset										34,040
Others										9,063

Total assets										1,764,429

Liabilities
Segment liabilities	89,352	41,475	11,079	134,059	17,447	16,287	55,535	1,979	—	367,213
Borrowings										581,588
Current tax liabilities										3,123
Deferred tax liabilities										43,703
Others										14,625

Total liabilities										1,010,252

Additions to property, plant and equipments, exploration and evaluation assets and intangible assets**	5,417	30,587	16,412	14,245	714	822	10,479	17,890		96,566

*

Other items represent reversal of provision for contribution to District Mineral Foundation (DMF), gratuity charge due to change in limits and loss on unusable assets under construction. It also includes forex loss on MAT credit entitlements of    ₹ 182 million which has not been allocated to any segment.

**	Others includes acquisition through business combinations (Refer Note 4)

c. Year ended March 31, 2019

	Copper	Zinc India	Zinc International	Aluminium	Power	Iron Ore	Oil and Gas	Others	Elimination	Total	Total
	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Revenue
Sales	107,390	206,562	27,383	292,080	64,559	29,033	132,228	49,777	—	909,012	13,144
Inter-segment sales	—	—	—	206	678	81	—	455	(1,420)	—	—
Segment revenue	107,390	206,562	27,383	292,286	65,237	29,114	132,228	50,232	(1,420)	909,012	13,144
Cost of Sales and expenses	(109,729)	(100,567)	(20,421)	(270,228)	(49,962)	(22,793)	(55,703)	(40,431)	1,420	(668,414)	(9,665)
Segment profit / (loss)	(2,339)	105,995	6,962	22,058	15,275	6,321	76,525	9,801	—	240,598	3,479
Depreciation and amortisation	(1,447)	(18,768)	(4,287)	(16,577)	(5,969)	(2,455)	(42,669)	(3,974)	—	(96,146)	(1,391)
Other items**	—	—	—	—	—	—	—	—	—	(1,847)	(27)
Impairment (Refer Note14)	—	—	—	—	—	—	2,611	—	—	2,611	38

Operating profit / (loss)	(3,786)	87,227	2,675	5,481	9,306	3,866	36,467	5,827	—	145,216	2,099
Investment and other income										31,540	456
Finance and other costs										(59,026)	(853)

Profit before tax										117,730	1,702

Assets and liabilities
Assets
Segment assets	78,540	187,019	60,425	510,552	181,851	37,979	275,516	87,798	—	1,419,680	20,528
Financial assets investments										48,865	707
Deferred tax asset										52,830	764
Short-term investments										292,112	4,224
Cash and cash equivalents (including restricted cash and cash equivalents)										73,331	1,060
Current tax asset										34,926	505
Others										9,166	132

Total assets										1,930,910	27,920

Liabilities
Segment liabilities	40,534	50,702	13,616	201,233	17,251	12,731	98,831	14,330	—	449,228	6,495
Borrowings										662,262	9,575
Current tax liabilities										4,109	59
Deferred tax liabilities										44,154	638
Others										39,211	568

Total liabilities										1,198,964	17,335

Additions to property, plant and equipments, exploration and evaluation assets and intangible assets*	2,732	36,574	15,939	15,265	307	377	38,412	51,910		161,516	2,335

*	Others includes acquisition through business combinations (Refer Note 4)
**	Other items represent forex on MAT credit entitlements which have not been allocated to any segment.

Geographical Segment Analysis

The Group’s operations are located in India, Namibia, South Africa, UAE, Liberia, Ireland, Australia, South Korea and Taiwan. The following table provides an analysis of the Group’s sales by geographical market irrespective of the origin of the goods:

	Year ended March 31,
	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
India	440,097	525,562	591,599	8,554
China	61,020	83,871	37,868	548
UAE	48,054	34,567	10,150	147
Malaysia	28,647	53,092	48,657	704
Others	136,826	212,457	220,738	3,191

	714,644	909,549	909,012	13,144

The following is an analysis of the carrying amount of non-current assets, excluding deferred tax assets, derivative financial assets, financial asset investments and other non-current financial assets analysed by the geographical area in which the assets are located: —

	As at March 31
	2018	2019	2019
	Carrying amount	Carrying Amount	Carrying Amount
	(₹ in million)	(₹ in million)	(US dollars in million)
India	1,041,095	1,108,375	16,026
South Africa	37,079	41,863	605
Namibia	11,105	9,949	144
Taiwan	12,253	12,197	176
Others	6,130	9,828	141

	1,107,662	1,182,212	17,094

Information about major customer

No single customer has accounted for more than 10% of the Group’s revenue for the years ended March 31, 2017, March 31, 2018 and March 31, 2019.

Disaggregation of Revenue

Below table summarises the disaggregated revenue from contracts with customers: —

	Year ended March 31,
	2019	2019
	(₹ in million)	(US dollars in million)
Oil	126,430	1,828
Gas	5,270	76
Zinc Metal	172,046	2,488
Lead Metal	37,575	543
Silver Metal & Bars	25,829	373
Iron Ore	6,911	100
Metallurgical Coke	532	8
Pig Iron	20,612	298
Copper Products	92,931	1,344
Aluminium Products	280,730	4,059
Power	47,839	692
Steel Products	41,859	605
Others	42,186	610

Revenue from contracts with customers	900,750	13,024
Revenue from contingent rents (Refer Note 33)	16,724	242
Gains/ (losses) on provisionally priced contracts	(8,462)	(122)

Total Revenue	909,012	13,144